CONDENSED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2026	Mar. 31, 2026	Mar. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares subject to possible redemption, shares issued (in Shares)	3,312,712	5,750,000	0
Ordinary shares subject to possible redemption, shares outstanding (in Shares)	3,312,712	5,750,000	0
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 10.75	$ 10.46	$ 0
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in Shares)	10,000,000	10,000,000	10,000,000
Preference shares, shares issued (in Shares)	0	0	0
Preference shares, shares outstanding (in Shares)	0	0	0
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares shares authorized (in Shares)	490,000,000	490,000,000	490,000,000
Ordinary shares, shares issued (in Shares)	1,908,348	1,908,348	1,437,500
Ordinary shares, shares outstanding (in Shares)	1,908,348	1,908,348	1,437,500